07.31 Fidelity Income Replacement Funds ATCI Combo PRO-01 | Fidelity Income Replacement 2028 Fund℠
Fund Summary Fund/Class: Fidelity Income Replacement 2028 Fund℠/Fidelity Advisor Income Replacement 2028 Fund℠ A, T, C, I
Investment Objective
The fund seeks total return through a combination of current income and capital growth.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page 88 of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees {- Fidelity Income Replacement 2028 Fund℠} - 07.31 Fidelity Income Replacement Funds ATCI Combo PRO-01 - Fidelity Income Replacement 2028 Fund℠	Fidelity Income Replacement 2028 Fund-Class A		Fidelity Income Replacement 2028 Fund-Class T		Fidelity Income Replacement 2028 Fund-Class C		Fidelity Income Replacement 2028 Fund-Institutional Class Advisor
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to automatic sales through the Smart Payment Program®)	none	[1]	none	[1]	1.00%	[2]	none
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity Income Replacement 2028 Fund℠} - 07.31 Fidelity Income Replacement Funds ATCI Combo PRO-01 - Fidelity Income Replacement 2028 Fund℠		Fidelity Income Replacement 2028 Fund-Class A	Fidelity Income Replacement 2028 Fund-Class T	Fidelity Income Replacement 2028 Fund-Class C	Fidelity Income Replacement 2028 Fund-Institutional Class Advisor
Management fee		none	none	none	none
Distribution and/or Service (12b-1) fees		0.25%	0.50%	1.00%	none
Other expenses		none	none	none	none
Acquired fund fees and expenses		0.60%	0.60%	0.60%	0.60%
Total annual operating expenses	[1]	0.85%	1.10%	1.60%	0.60%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example {- Fidelity Income Replacement 2028 Fund℠} - 07.31 Fidelity Income Replacement Funds ATCI Combo PRO-01 - Fidelity Income Replacement 2028 Fund℠ - USD ($)	Fidelity Income Replacement 2028 Fund-Class A	Fidelity Income Replacement 2028 Fund-Class T	Fidelity Income Replacement 2028 Fund-Class C	Fidelity Income Replacement 2028 Fund-Institutional Class Advisor
1 year	$ 657	$ 458	$ 263	$ 61
3 years	831	687	505	192
5 years	1,019	935	871	335
10 years	$ 1,564	$ 1,643	$ 1,900	$ 750

Hold Shares
Expense Example, No Redemption {- Fidelity Income Replacement 2028 Fund℠} - 07.31 Fidelity Income Replacement Funds ATCI Combo PRO-01 - Fidelity Income Replacement 2028 Fund℠ - USD ($)	Fidelity Income Replacement 2028 Fund-Class A	Fidelity Income Replacement 2028 Fund-Class T	Fidelity Income Replacement 2028 Fund-Class C	Fidelity Income Replacement 2028 Fund-Institutional Class Advisor
1 Year	$ 657	$ 458	$ 163	$ 61
3 Years	831	687	505	192
5 Years	1,019	935	871	335
10 Years	$ 1,564	$ 1,643	$ 1,900	$ 750

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategies
  Investing in a combination of Fidelity® equity funds, bond funds, and short-term funds (underlying Fidelity® funds) using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2028.
  Allocating assets among underlying Fidelity® funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon, as illustrated in the "glide path" below:
  Using an asset allocation among underlying Fidelity® funds as of July 31, 2016, of approximately:
Bond Funds
Investment Grade Bond Funds	33.3
High Yield Bond Funds	3.7
Equity Funds
Domestic Equity Funds	39.4
International Equity Funds	5.0
Short-Term Funds
Short-Term Funds	18.6

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program® is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program®. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program® works.

Principal Investment Risks

Shareholders should consider that the fund is not designed for the accumulation of assets prior to retirement and that the fund does not provide a complete solution for a shareholder's retirement needs. The fund's share price fluctuates, which means you could lose money by investing in the fund.

If you participate in the Smart Payment Program®, your entire investment in the fund will be gradually liquidated over time.

  Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. If FMR Co., Inc. (FMRC)'s asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year-by-Year Returns Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	13.21%	June 30, 2009
Lowest Quarter Return	-14.10%	December 31, 2008
Year-to-Date Return	2.53%	June 30, 2016

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015

Average Annual Total Returns{- Fidelity Income Replacement 2028 Fund℠} - 07.31 Fidelity Income Replacement Funds ATCI Combo PRO-01 - Fidelity Income Replacement 2028 Fund℠	Past 1 year	Past 5 years	Since Inception [1]	Inception Date
Fidelity Income Replacement 2028 Fund-Class A				Aug. 30, 2007
Fidelity Income Replacement 2028 Fund-Class A | Return Before Taxes	(6.14%)	4.54%	3.51%
Fidelity Income Replacement 2028 Fund-Class A | After Taxes on Distributions	(6.98%)	3.92%	2.81%	Aug. 30, 2007
Fidelity Income Replacement 2028 Fund-Class A | After Taxes on Distributions and Sales	(3.10%)	3.37%	2.52%	Aug. 30, 2007
Fidelity Income Replacement 2028 Fund-Class T				Aug. 30, 2007
Fidelity Income Replacement 2028 Fund-Class T | Return Before Taxes	(4.14%)	4.78%	3.55%
Fidelity Income Replacement 2028 Fund-Class C				Aug. 30, 2007
Fidelity Income Replacement 2028 Fund-Class C | Return Before Taxes	(2.14%)	5.00%	3.47%
Fidelity Income Replacement 2028 Fund-Institutional Class Advisor				Aug. 30, 2007
Fidelity Income Replacement 2028 Fund-Institutional Class Advisor | Return Before Taxes	(0.17%)	6.05%	4.51%
Barclays® U.S. Aggregate Bond Index(reflects no deduction for fees, expenses, or taxes)	0.55%	3.25%	4.50%
[1]	From August 30, 2007

07.31 Fidelity Income Replacement Funds ATCI Combo PRO-01 | Fidelity Income Replacement 2028 Fund℠ | Fidelity Income Replacement 2028 Fund-Class A
Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
07.31 Fidelity Income Replacement Funds ATCI Combo PRO-01 | Fidelity Income Replacement 2028 Fund℠ | Fidelity Income Replacement 2028 Fund-Class T
Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
07.31 Fidelity Income Replacement Funds ATCI Combo PRO-01 | Fidelity Income Replacement 2028 Fund℠ | Fidelity Income Replacement 2028 Fund-Class C
On Class C shares redeemed less than one year after purchase.